Calvert
Focused Value Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Air Freight & Logistics — 2.8%
United Parcel Service, Inc., Class B	16,943	$ 1,710,226
		$ 1,710,226
Banks — 8.1%
Bank of America Corp.	53,638	$ 2,538,150
Wells Fargo & Co.	29,669	2,377,080
		$ 4,915,230
Biotechnology — 2.2%
AbbVie, Inc.	7,258	$ 1,347,230
		$1,347,230
Broadline Retail — 4.0%
Amazon.com, Inc.(1)	10,913	$2,394,203
		$2,394,203
Building Products — 3.0%
Johnson Controls International PLC	16,995	$1,795,012
		$1,795,012
Capital Markets — 7.3%
Charles Schwab Corp.	24,110	$2,199,796
Goldman Sachs Group, Inc.	3,104	2,196,856
		$4,396,652
Consumer Staples Distribution & Retail — 3.9%
BJ's Wholesale Club Holdings, Inc.(1)	11,498	$1,239,829
U.S. Foods Holding Corp.(1)	14,466	1,114,027
		$2,353,856
Containers & Packaging — 3.3%
Ball Corp.	35,491	$1,990,690
		$1,990,690
Electric Utilities — 3.1%
NextEra Energy, Inc.	26,994	$1,873,923
		$1,873,923
Electrical Equipment — 3.2%
Emerson Electric Co.	14,688	$1,958,351
		$1,958,351
Energy Equipment & Services — 2.4%
Baker Hughes Co.	37,702	$1,445,495
		$1,445,495
Security	Shares	Value
Food Products — 2.3%
Hershey Co.	8,376	$ 1,389,997
		$ 1,389,997
Health Care Equipment & Supplies — 6.2%
Abbott Laboratories	14,758	$ 2,007,235
Boston Scientific Corp.(1)	16,136	1,733,168
		$ 3,740,403
Household Durables — 2.3%
Meritage Homes Corp.	20,876	$ 1,398,066
		$1,398,066
Household Products — 2.6%
Clorox Co.	12,902	$1,549,143
		$1,549,143
Industrial REITs — 2.6%
First Industrial Realty Trust, Inc.	32,692	$1,573,466
		$1,573,466
Insurance — 11.7%
American International Group, Inc.	24,610	$2,106,370
Reinsurance Group of America, Inc.	9,471	1,878,668
Ryan Specialty Holdings, Inc.	20,947	1,424,186
Travelers Cos., Inc.	6,122	1,637,880
		$7,047,104
Interactive Media & Services — 2.0%
Alphabet, Inc., Class A	6,850	$1,207,176
		$1,207,176
Leisure Products — 2.0%
Hasbro, Inc.	16,430	$1,212,863
		$1,212,863
Life Sciences Tools & Services — 2.1%
Mettler-Toledo International, Inc.(1)	1,083	$1,272,222
		$1,272,222
Machinery — 2.1%
Ingersoll Rand, Inc.	15,364	$1,277,978
		$1,277,978
Metals & Mining — 2.7%
Steel Dynamics, Inc.	12,726	$1,629,055
		$1,629,055

Calvert
Focused Value Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 2.4%
Zoetis, Inc.	9,353	$ 1,458,600
		$ 1,458,600
Professional Services — 0.9%
Robert Half, Inc.	13,670	$ 561,154
		$ 561,154
Semiconductors & Semiconductor Equipment — 5.1%
Intel Corp.	68,964	$ 1,544,794
Micron Technology, Inc.	12,601	1,553,073
		$3,097,867
Software — 3.1%
Salesforce, Inc.	6,780	$1,848,838
		$1,848,838
Specialty Retail — 2.8%
Lowe's Cos., Inc.	7,572	$1,680,000
		$1,680,000
Total Common Stocks (identified cost $50,497,346)		$58,124,800

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	817,031	$ 817,031
Total Short-Term Investments (identified cost $817,031)		$ 817,031
Total Investments — 97.6% (identified cost $51,314,377)		$58,941,831
Other Assets, Less Liabilities — 2.4%		$ 1,453,288
Net Assets — 100.0%		$60,395,119

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $817,031, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Instituational Class(1)	$960,930	$16,860,079	$(17,003,978)	$ —	$ —	$817,031	$40,104	817,031

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Focused Value Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$58,124,800(1)	$ —	$ —	$58,124,800
Short-Term Investments	817,031	—	—	817,031
Total Investments	$58,941,831	$ —	$ —	$58,941,831

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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